Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Dates
30-Apr-2024
Actual/360 Days
30
30/360 Days
30
15-May-2024
15-May-2024
Collection Period No.
32
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Apr-2024
13-May-2024
14-May-2024
15-May-2024
15-Apr-2024
15-Apr-2024
Summary
Beginning
Balance
0.00
0.00
218,149,228.95
130,000,000.00
Principal
Payment
0.00
0.00
23,855,505.95
0.00
Ending
Balance
0.00
0.00
194,293,723.00
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
42.599118
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.346953
1.000000
348,149,228.95
324,293,723.00
23,855,505.95
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
388,726,203.00
6,617,237.61
395,343,440.61
40,576,974.05
364,870,697.05
6,176,383.06
371,047,080.1
1
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
83,623.87
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.149328
0.608333
Interest & Principal
Payment
0.00
0.00
23,939,129.82
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
42.748446
0.608333
$24,018,213.15
T
otal
$162,707.20

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
25,526,344.02
0.00
25,526,344.02
23,365,156.02
1,285,311.80
523,556.10
247,886.97
0.00
0.00
104,433.13
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
329,452.87
0.00
0.00
162,707.20
0.00
0.00
23,855,505.95
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
25,526,344.02
1,178,678.00
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
329,452.87
0.00
0.00
0.00
329,452.87
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
162,707.20
0.00
0.00
83,623.87
79,083.33
0.00
0.00
0.00
0.00
0.00
162,707.20
0.00
0.00
83,623.87
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
162,707.20
162,707.20
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
23,855,505.95
0.00
0.00
0.00
23,855,505.95
Aggregate Principal Distributabl
e
Amount
23,855,505.95
23,855,505.95
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,632.25
87,800.88
104,433.13
4,057,697.40
0.00
16,632.25
16,632.25
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Pool Statistics
Pool Data
3.75%
27.91
41.88
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
395,343,440.61
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
371,047,080.11
21,155
21,931
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
15,442,593.91
7,922,562.11
0.00
931,204.48
Pool Factor
22.38%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
30-Apr-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
21,155
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.57%
1.01%
0.36%
0.06%
100.00%
365,751,399.41
3,748,912.14
1,339,726.90
207,041.66
371,047,080.11
20,935
160
51
9
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.417%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
10,442.79
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.809%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
8,709,289.67
169,610.91
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
47
834
Losses
(1)
Amount
931,204.48
523,335.12
238,258.45
Number of Receivables
Number of Receivables
Amount
25,074,417.54
9,957,037.11
6,408,090.76
Current
Cumulative
0.525%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.531%
Prior Collection Period
0.916 % Second Prior
Collection
Period
0.812
%
Third
Prior
Collection
Period
0.978%